SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Weighted Average Number Of Shares [Line Items]
Weighted average number of common shares used in computing basic net income per share	6,918,814	6,898,147	6,887,168
Effect of dilutive stock options	946	230	0
Weighted average number of common shares and dilutive potential common shares used in computing diluted net income per share	6,919,760	6,898,377	6,887,168